Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Institutional Trust
Entity Central Index Key	0000889512
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Western Asset SMASh Series Core Completion Fund
Shareholder Report [Line Items]
Fund Name	Western Asset SMASh Series Core Completion Fund
Class Name	Western Asset SMASh Series Core Completion Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset SMASh Series Core Completion Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Western Asset SMASh Series Core Completion Fund[1]	$0	0.00%
[1],[2]
Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Western Asset SMASh Series Core Completion Fund returned 5.82%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 6.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning
↑	Overweight agency mortgage-backed securities (MBS)
↑	Overweight structured products

Top detractors from performance:
↓	Short duration position
↓	Underweight investment-grade credit
Use of derivatives and the impact on performance:
The Fund utilized futures to manage its duration and yield curve exposure, which contributed to performance. The Fund also used options and swaps for interest rate positioning and credit exposure, which in aggregate detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	Since Inception (8/17/2020)
Western Asset SMASh Series Core Completion Fund	5.82	-4.08	-3.94
Bloomberg U.S. Aggregate Index	6.26	0.42	0.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 107,455,387
Holdings Count | $ / shares	203
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	379.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$107,455,387
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	203
Total Management Fee Paid	$0
Portfolio Turnover Rate	379%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.